CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 262,728	$ 25,628
Prepaid expenses and other current assets		10,491	9,464
Total current assets		273,219	35,092
Property and equipment, net		5,292	3,648
Other long-term assets		3,910	116
Total assets		282,421	38,856
Current liabilities:
Accounts payable		22,039	2,944
Accrued professional fees		5,699	0
Other current liabilities		19,618	7,537
Total current liabilities		47,356	10,481
Long-term debt, non-current		0	9,628
Other long-term liabilities		46	82
Total liabilities		47,402	20,191
Commitments and contingencies (Note 7)		0	0
Stockholders' equity:
Preferred stock $0.0001 par value; 10 million shares authorized - 0 issued and outstanding as of December 31, 2020 and 2019	[1]	0	0
Common stock $0.0001 par value; 625 million shares authorized; Class A common stock - 500 million shares authorized; 292 million and 248 million shares issued and outstanding as of December 31, 2020 and 2019, respectively; Class B common stock - 125 million shares authorized; 78 million and 38 million shares issued and outstanding as of December 31, 2020 and 2019, respectively	[1]	37	29
Additional paid-in capital		450,248	108,892
Accumulated deficit		(215,266)	(90,256)
Total stockholders' equity		235,019	18,665
Total liabilities and stockholders' equity		$ 282,421	$ 38,856

[1]	Retroactively restated for the reverse recapitalization as described in Notes 1 and 2.